Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Changes in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 by component are as follows:

	Foreign Currency Translation Adjustments	Pension and Postretirement Liability Adjustments	Total
Balance at December 31, 2012	($0.6)	$—	($0.6)
Other comprehensive income before reclassifications, before tax	0.2	—	0.2
Income tax benefit	—	—	—
Net current period other comprehensive income, net of tax	0.2	—	0.2
Balance at December 31, 2013	($0.4)	$—	($0.4)

Net transfer from Timken	(3.2)	(233.9)	(237.1)
Other comprehensive loss before reclassifications, before tax	(1.2)	(109.3)	(110.5)
Amounts reclassified from accumulated other comprehensive loss, before income tax	—	19.2	19.2
Income tax benefit	—	31.5	31.5
Net current period other comprehensive loss, net of tax	(1.2)	(58.6)	(59.8)
Balance at December 31, 2014	($4.8)	($292.5)	($297.3)